Expense Example - Allspring U.S. Equity Funds - ETF Class - ETF Share Class	Jul. 31, 2026 USD ($)
Large Cap Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
Premier Large Company Growth Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	$ 899